Commitments and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies
Total estimated cost		$ 2,576,920
Partially funded cost held in escrow		2,206,099
Cost of property improvement plan		1,009,452
Cost of fund held in escrow by mortgage holder		604,290
Estimated remaining costs		1,567,468
Cost of funded escrow balance		$ 1,601,809
Percentage of total annualized base revenues	100.00%	100.00%